NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

NUVEEN SHORT TAX FREE FUND

NUVEEN INTERMEDIATE TAX FREE FUND

NUVEEN TAX FREE FUND

NUVEEN COLORADO TAX FREE FUND

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN MISSOURI TAX FREE FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OHIO TAX FREE FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reducing Class A Sales Charge – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-INCSAI-0711P

NUVEEN EQUITY INCOME FUND

NUVEEN EQUITY INDEX FUND

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN REAL ESTATE SECURITIES FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2011,

AS SUPPLEMENTED MARCH 2, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reducing Class A Sales Charges – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FEQSAI-0711P

NUVEEN CALIFORNIA TAX FREE FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FCASAI-0711P

NUVEEN SHORT TERM BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JULY 12, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STBSAI-0711P